Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, Series DDDD, 4.95%, Due March 15, 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,820,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,887.04
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-290475-03. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.